Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment, Net [Abstract]
Property and equipment, at cost
The useful lives of property and equipment for the purposes of computing depreciation are as follows:

Years
Drilling rigs and marine equipment (salvage value of 10%)	15
Drilling machinery and equipment	3–12
Furniture and fixtures	3
Computer equipment	3–7
Automobiles and trucks	3
The following is a summary of property and equipment, at cost, less accumulated depreciation:

	December 31,
	2012	2011
	(in thousands)
Drilling rigs and marine equipment	$2,077,330	$2,133,045
Drilling machinery and equipment	62,774	75,101
Leasehold improvements	10,263	10,263
Automobiles and trucks	2,467	2,225
Computer equipment	16,054	14,058
Furniture and fixtures	1,303	1,086
Total property and equipment, at cost	2,170,191	2,235,778
Less accumulated depreciation	(707,436)	(643,987)
Total property and equipment, net	$1,462,755	$1,591,791